Investment Securities (Investments Classified by Contractual Maturity Date) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	$ 157	$ 108
Available-for-sale debt securities, Due after one year through five years, Amount	2,397	2,676
Available-for-sale debt securities, Due after five years through ten years, Amount	2,424	1,383
Available-for-sale debt securities, Due after ten years, Amount	11,462	11,064
Amortized cost of available-for-sale debt securities, Due in one year or less, Amount	156	108
Amortized cost of available-for-sale debt securities, Due after one year through five years, Amount	2,404	2,674
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	2,436	1,374
Amortized cost of available-for-sale debt securities, Due after ten years, Amount	$ 11,546	$ 11,060
Available-for-sale debt securities, Yield	2.70%	2.50%
Available-for-sale debt securities, Due in one year or less, Yield	2.00%	2.70%
Available-for-sale debt securities, Due after one year through five years, Yield	2.10%	1.90%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.50%	2.40%
Available-for-sale debt securities, Due after ten years, Yield	2.90%	2.60%
Available-for-sale Securities, Debt Securities	$ 16,440	$ 15,231
Available-for-sale Debt Securities, Amortized Cost Basis	16,542	15,216
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	6	7
Available-for-sale debt securities, Due after one year through five years, Amount	510	677
Available-for-sale debt securities, Due after five years through ten years, Amount	1,225	494
Available-for-sale debt securities, Due after ten years, Amount	$ 0	$ 0
Available-for-sale debt securities, Yield	1.80%	1.50%
Available-for-sale debt securities, Due in one year or less, Yield	5.10%	3.00%
Available-for-sale debt securities, Due after one year through five years, Yield	1.20%	1.20%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.10%	1.90%
Available-for-sale debt securities, Due after ten years, Yield	0.00%	0.00%
Available-for-sale Securities, Debt Securities	$ 1,741	$ 1,178
Available-for-sale Debt Securities, Amortized Cost Basis	1,760	1,195
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	86	34
Available-for-sale debt securities, Due after one year through five years, Amount	37	12
Available-for-sale debt securities, Due after five years through ten years, Amount	141	106
Available-for-sale debt securities, Due after ten years, Amount	$ 452	$ 254
Available-for-sale debt securities, Yield	3.20%	3.70%
Available-for-sale debt securities, Due in one year or less, Yield	1.30%	1.90%
Available-for-sale debt securities, Due after one year through five years, Yield	2.20%	2.10%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.80%	3.00%
Available-for-sale debt securities, Due after ten years, Yield	3.70%	4.30%
Available-for-sale Securities, Debt Securities	$ 716	$ 406
Available-for-sale Debt Securities, Amortized Cost Basis	693	389
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	9	0
Available-for-sale debt securities, Due after one year through five years, Amount	77	128
Available-for-sale debt securities, Due after five years through ten years, Amount	91	104
Available-for-sale debt securities, Due after ten years, Amount	$ 0	$ 0
Available-for-sale debt securities, Yield	2.60%	2.70%
Available-for-sale debt securities, Due in one year or less, Yield	1.90%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	2.80%	2.50%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.60%	2.90%
Available-for-sale debt securities, Due after ten years, Yield	0.00%	0.00%
Available-for-sale Securities, Debt Securities	$ 177	$ 232
Available-for-sale Debt Securities, Amortized Cost Basis	169	224
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	0	34
Available-for-sale debt securities, Due after one year through five years, Amount	33	58
Available-for-sale debt securities, Due after five years through ten years, Amount	36	0
Available-for-sale debt securities, Due after ten years, Amount	$ 10,297	$ 10,333
Available-for-sale debt securities, Yield	2.90%	2.60%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%	3.10%
Available-for-sale debt securities, Due after one year through five years, Yield	2.10%	2.10%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.50%	0.00%
Available-for-sale debt securities, Due after ten years, Yield	2.90%	2.60%
Available-for-sale Securities, Debt Securities	$ 10,366	$ 10,425
Available-for-sale Debt Securities, Amortized Cost Basis	10,459	10,431
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	0	0
Available-for-sale debt securities, Due after one year through five years, Amount	0	30
Available-for-sale debt securities, Due after five years through ten years, Amount	3	0
Available-for-sale debt securities, Due after ten years, Amount	$ 478	$ 223
Available-for-sale debt securities, Yield	2.00%	1.50%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	0.00%	1.80%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.70%	0.00%
Available-for-sale debt securities, Due after ten years, Yield	2.00%	1.40%
Available-for-sale Securities, Debt Securities	$ 481	$ 253
Available-for-sale Debt Securities, Amortized Cost Basis	486	254
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	6	0
Available-for-sale debt securities, Due after one year through five years, Amount	1,027	1,311
Available-for-sale debt securities, Due after five years through ten years, Amount	518	463
Available-for-sale debt securities, Due after ten years, Amount	$ 204	$ 217
Available-for-sale debt securities, Yield	2.30%	1.90%
Available-for-sale debt securities, Due in one year or less, Yield	1.40%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	2.10%	1.90%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.60%	2.00%
Available-for-sale debt securities, Due after ten years, Yield	2.20%	2.20%
Available-for-sale Securities, Debt Securities	$ 1,755	$ 1,991
Available-for-sale Debt Securities, Amortized Cost Basis	1,762	1,989
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	50	33
Available-for-sale debt securities, Due after one year through five years, Amount	713	460
Available-for-sale debt securities, Due after five years through ten years, Amount	410	216
Available-for-sale debt securities, Due after ten years, Amount	$ 31	$ 37
Available-for-sale debt securities, Yield	2.90%	3.20%
Available-for-sale debt securities, Due in one year or less, Yield	3.00%	3.10%
Available-for-sale debt securities, Due after one year through five years, Yield	2.50%	2.70%
Available-for-sale debt securities, Due after five years through ten years, Yield	3.40%	3.80%
Available-for-sale debt securities, Due after ten years, Yield	5.40%	5.60%
Available-for-sale Securities, Debt Securities	$ 1,204	$ 746
Available-for-sale Debt Securities, Amortized Cost Basis	$ 1,213	$ 734